Related parties transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party [Abstract]
Summary of activity related to investments in associated companies
The below table summarizes activity related to investments in associated companies for the six months ended June 30, 2026 and 2025.

	Investments in associated companies
($ millions)	2026	2025
Balance as of January 1	77	293
Purchases	—	8
Share of loss from associated companies recognized in Consolidated Income Statement	(6)	(15)
Gains on fair value remeasurements recognized in Consolidated Income Statement(1)	—	142
Recognition of business combinations(1)	—	(348)
Balance as of June 30	71	80
(1)    Refer to Note 12 for additional information.